Loans and Allowance for Credit Losses (Credit Quality Indicators of Loans and Year of Origination by Class) (Detail) - JPY (¥) ¥ in Millions	Sep. 30, 2025	Mar. 31, 2025
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
Total	¥ 133,479,114	¥ 131,881,305
Commercial | Excluding loans held for sale and covered loans
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
Year 1	27,288,958	36,144,399
Year 2	15,573,380	14,800,806
Year 3	12,384,399	9,780,316
Year 4	8,178,531	4,868,593
Year 5	4,131,476	4,571,927
Prior	12,377,637	9,808,543
Revolving Loans Amortized Cost Basis	27,649,006	26,976,735
Revolving Loans Converted to Term Loans Amortized Cost Basis	40,768	78,570
Total	107,624,155	107,029,889
Commercial | Domestic
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
Total	61,075,390	61,669,333
Commercial | Domestic | Excluding loans held for sale and covered loans
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
Year 1	19,215,735	24,117,429
Year 2	7,913,108	7,173,200
Year 3	6,464,712	6,154,487
Year 4	5,534,581	3,848,005
Year 5	3,422,739	4,060,428
Prior	10,285,638	7,912,621
Revolving Loans Amortized Cost Basis	8,064,077	8,272,309
Revolving Loans Converted to Term Loans Amortized Cost Basis	0	0
Total	60,900,590	61,538,479
Commercial | Domestic | Normal | Excluding loans held for sale and covered loans
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
Year 1	19,145,473	23,928,261
Year 2	7,781,435	7,042,016
Year 3	6,379,649	6,052,900
Year 4	5,467,954	3,665,031
Year 5	3,341,169	3,962,275
Prior	9,639,529	7,288,161
Revolving Loans Amortized Cost Basis	7,897,500	8,073,197
Revolving Loans Converted to Term Loans Amortized Cost Basis	0	0
Total	59,652,709	60,011,841
Commercial | Domestic | Close Watch | Excluding loans held for sale and covered loans
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
Year 1	67,180	128,827
Year 2	103,618	122,907
Year 3	78,790	90,760
Year 4	56,428	166,698
Year 5	66,412	78,351
Prior	559,375	529,207
Revolving Loans Amortized Cost Basis	154,050	184,168
Revolving Loans Converted to Term Loans Amortized Cost Basis	0	0
Total	1,085,853	1,300,918
Commercial | Domestic | Likely to become Bankrupt or Legally/Virtually Bankrupt | Excluding loans held for sale and covered loans
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
Year 1	3,082	60,341
Year 2	28,055	8,277
Year 3	6,273	10,827
Year 4	10,199	16,276
Year 5	15,158	19,802
Prior	86,734	95,253
Revolving Loans Amortized Cost Basis	12,527	14,944
Revolving Loans Converted to Term Loans Amortized Cost Basis	0	0
Total	162,028	225,720
Commercial | Domestic | Gross charge-offs | Excluding loans held for sale and covered loans
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
Year 1	575	1,371
Year 2	509	2,259
Year 3	339	2,078
Year 4	351	592
Year 5	321	261
Prior	1,647	3,140
Revolving Loans Amortized Cost Basis	1,933	907
Revolving Loans Converted to Term Loans Amortized Cost Basis	0	0
Total	5,675	10,608
Commercial | Foreign
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
Total	47,684,722	46,247,819
Commercial | Foreign | Excluding loans held for sale and covered loans
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
Year 1	8,073,223	12,026,970
Year 2	7,660,272	7,627,606
Year 3	5,919,687	3,625,829
Year 4	2,643,950	1,020,588
Year 5	708,737	511,499
Prior	2,091,999	1,895,922
Revolving Loans Amortized Cost Basis	19,584,929	18,704,426
Revolving Loans Converted to Term Loans Amortized Cost Basis	40,768	78,570
Total	46,723,565	45,491,410
Commercial | Foreign | Normal | Excluding loans held for sale and covered loans
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
Year 1	7,921,023	11,839,879
Year 2	7,558,615	7,367,932
Year 3	5,709,714	3,465,137
Year 4	2,562,600	1,011,411
Year 5	699,204	480,256
Prior	1,929,169	1,732,371
Revolving Loans Amortized Cost Basis	19,365,150	18,474,590
Revolving Loans Converted to Term Loans Amortized Cost Basis	37,656	76,313
Total	45,783,131	44,447,889
Commercial | Foreign | Close Watch | Excluding loans held for sale and covered loans
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
Year 1	132,974	154,312
Year 2	89,484	177,968
Year 3	163,840	137,788
Year 4	48,112	9,177
Year 5	9,533	19,982
Prior	111,658	114,575
Revolving Loans Amortized Cost Basis	173,378	213,896
Revolving Loans Converted to Term Loans Amortized Cost Basis	0	0
Total	728,979	827,698
Commercial | Foreign | Likely to become Bankrupt or Legally/Virtually Bankrupt | Excluding loans held for sale and covered loans
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
Year 1	19,226	32,779
Year 2	12,173	81,706
Year 3	46,133	22,904
Year 4	33,238	0
Year 5	0	11,261
Prior	51,172	48,976
Revolving Loans Amortized Cost Basis	46,401	15,940
Revolving Loans Converted to Term Loans Amortized Cost Basis	3,112	2,257
Total	211,455	215,823
Commercial | Foreign | Gross charge-offs | Excluding loans held for sale and covered loans
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
Year 1	27	2,151
Year 2	48	8,622
Year 3	12,716	11,010
Year 4	235	2,855
Year 5	2	336
Prior	797	6,872
Revolving Loans Amortized Cost Basis	1,340	13,460
Revolving Loans Converted to Term Loans Amortized Cost Basis	0	0
Total	15,165	45,306
Residential
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
Total	12,708,287	12,561,780
Residential | Excluding loans held for sale and covered loans
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
Year 1	656,440	1,124,971
Year 2	1,101,701	636,238
Year 3	620,103	625,599
Year 4	609,289	672,243
Year 5	652,728	537,121
Prior	9,051,437	8,947,802
Revolving Loans Amortized Cost Basis	16,589	17,806
Revolving Loans Converted to Term Loans Amortized Cost Basis	0	0
Total	12,708,287	12,561,780
Residential | Gross charge-offs | Excluding loans held for sale and covered loans
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
Year 1	0	0
Year 2	0	0
Year 3	0	5
Year 4	0	43
Year 5	4	10
Prior	522	576
Revolving Loans Amortized Cost Basis	0	1
Revolving Loans Converted to Term Loans Amortized Cost Basis	0	0
Total	526	635
Residential | Accrual | Excluding loans held for sale and covered loans
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
Year 1	656,373	1,124,734
Year 2	1,101,519	636,136
Year 3	620,017	625,164
Year 4	608,870	672,068
Year 5	652,533	536,861
Prior	9,020,488	8,914,948
Revolving Loans Amortized Cost Basis	15,365	16,419
Revolving Loans Converted to Term Loans Amortized Cost Basis	0	0
Total	12,675,165	12,526,330
Residential | Nonaccrual | Excluding loans held for sale and covered loans
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
Year 1	67	237
Year 2	182	102
Year 3	86	435
Year 4	419	175
Year 5	195	260
Prior	30,949	32,854
Revolving Loans Amortized Cost Basis	1,224	1,387
Revolving Loans Converted to Term Loans Amortized Cost Basis	0	0
Total	33,122	35,450
Card
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
Total	505,023	498,773
Card | Excluding loans held for sale and covered loans
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
Year 1	1	38
Year 2	98	179
Year 3	239	270
Year 4	288	310
Year 5	284	279
Prior	899	703
Revolving Loans Amortized Cost Basis	419,416	416,238
Revolving Loans Converted to Term Loans Amortized Cost Basis	83,798	80,756
Total	505,023	498,773
Card | Gross charge-offs | Excluding loans held for sale and covered loans
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
Year 1	0	3
Year 2	30	52
Year 3	76	112
Year 4	111	93
Year 5	82	70
Prior	147	152
Revolving Loans Amortized Cost Basis	5,329	9,249
Revolving Loans Converted to Term Loans Amortized Cost Basis	8,030	12,271
Total	13,805	22,002
Card | Accrual | Excluding loans held for sale and covered loans
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
Year 1	0	1
Year 2	2	3
Year 3	8	7
Year 4	4	15
Year 5	4	6
Prior	27	33
Revolving Loans Amortized Cost Basis	407,126	403,628
Revolving Loans Converted to Term Loans Amortized Cost Basis	18,809	17,546
Total	425,980	421,239
Card | Nonaccrual | Excluding loans held for sale and covered loans
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
Year 1	1	37
Year 2	96	176
Year 3	231	263
Year 4	284	295
Year 5	280	273
Prior	872	670
Revolving Loans Amortized Cost Basis	12,290	12,610
Revolving Loans Converted to Term Loans Amortized Cost Basis	64,989	63,210
Total	79,043	77,534
Krungsri
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
Total	9,534,107	8,846,908
Krungsri | Excluding loans held for sale and covered loans
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
Year 1	1,373,752	1,688,668
Year 2	1,420,406	1,487,981
Year 3	1,340,093	1,002,889
Year 4	808,966	546,198
Year 5	449,781	239,302
Prior	990,754	904,667
Revolving Loans Amortized Cost Basis	3,114,071	2,955,217
Revolving Loans Converted to Term Loans Amortized Cost Basis	22,228	21,986
Total	9,520,051	8,846,908
Krungsri | Gross charge-offs | Excluding loans held for sale and covered loans
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
Year 1	70	5,970
Year 2	9,571	53,874
Year 3	29,629	50,589
Year 4	17,356	21,359
Year 5	7,986	7,095
Prior	8,108	23,135
Revolving Loans Amortized Cost Basis	13,860	32,294
Revolving Loans Converted to Term Loans Amortized Cost Basis	3,178	5,327
Total	89,758	199,643
Krungsri | Performing | Excluding loans held for sale and covered loans
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
Year 1	1,247,404	1,507,924
Year 2	1,219,863	1,325,246
Year 3	1,170,434	855,947
Year 4	661,861	442,848
Year 5	352,730	193,714
Prior	717,340	651,811
Revolving Loans Amortized Cost Basis	2,874,211	2,698,374
Revolving Loans Converted to Term Loans Amortized Cost Basis	6	7
Total	8,243,849	7,675,871
Krungsri | Under-Performing | Excluding loans held for sale and covered loans
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
Year 1	93,308	147,612
Year 2	163,084	115,002
Year 3	132,354	102,598
Year 4	106,355	66,928
Year 5	67,046	31,663
Prior	185,297	173,199
Revolving Loans Amortized Cost Basis	189,543	206,398
Revolving Loans Converted to Term Loans Amortized Cost Basis	1	0
Total	936,988	843,400
Krungsri | Non-Performing | Excluding loans held for sale and covered loans
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
Year 1	33,040	33,132
Year 2	37,459	47,733
Year 3	37,305	44,344
Year 4	40,750	36,422
Year 5	30,005	13,925
Prior	88,117	79,657
Revolving Loans Amortized Cost Basis	50,317	50,445
Revolving Loans Converted to Term Loans Amortized Cost Basis	22,221	21,979
Total	339,214	327,637
Other
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
Total	1,971,585	2,056,692
Other | Excluding loans held for sale and covered loans
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
Year 1	480,513	795,726
Year 2	417,193	385,741
Year 3	276,922	162,365
Year 4	117,120	38,968
Year 5	25,913	34,651
Prior	98,154	91,677
Revolving Loans Amortized Cost Basis	555,770	547,564
Revolving Loans Converted to Term Loans Amortized Cost Basis	0	0
Total	1,971,585	2,056,692
Other | Gross charge-offs | Excluding loans held for sale and covered loans
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
Year 1	789	6,492
Year 2	12,184	30,173
Year 3	7,529	9,590
Year 4	1,459	2,623
Year 5	326	383
Prior	958	3,075
Revolving Loans Amortized Cost Basis	2,603	6,621
Revolving Loans Converted to Term Loans Amortized Cost Basis	0	0
Total	25,848	58,957
Other | Accrual | Excluding loans held for sale and covered loans
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
Year 1	480,275	790,753
Year 2	409,529	378,532
Year 3	271,506	159,835
Year 4	115,111	38,006
Year 5	25,026	33,940
Prior	91,286	86,122
Revolving Loans Amortized Cost Basis	547,279	537,014
Revolving Loans Converted to Term Loans Amortized Cost Basis	0	0
Total	1,940,012	2,024,202
Other | Nonaccrual | Excluding loans held for sale and covered loans
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
Year 1	238	4,973
Year 2	7,664	7,209
Year 3	5,416	2,530
Year 4	2,009	962
Year 5	887	711
Prior	6,868	5,555
Revolving Loans Amortized Cost Basis	8,491	10,550
Revolving Loans Converted to Term Loans Amortized Cost Basis	0	0
Total	¥ 31,573	¥ 32,490